SSgA FUNDS

                        SUPPLEMENT DATED NOVEMBER 12, 1997

                     TO STATEMENTS OF ADDITIONAL INFORMATION

                            DATED DECEMBER 27, 1996:


                 SSgA Money Market Fund, Class A, B and C Shares
          SSgA US Government Money Market Fund, Class A, B and C Shares
            SSgA Tax Free Money Market Fund, Class A, B and C Shares
                             SSgA Matrix Equity Fund
                            SSgA S&P 500 Index Fund
                              SSgA Yield Plus Fund
                           SSgA Emerging Markets Fund
                       SSgA US Treasury Money Market Fund
                          SSgA Prime Money Market Fund
                           SSgA Growth and Income Fund
                             SSgA Intermediate Fund
                         SSgA Active International Fund
                              SSgA Small Cap Fund
                              SSgA Bond Market Fund
                      SSgA International Pacific Index Fund
                        SSgA US Treasury Obligations Fund


                    AND STATEMENT OF ADDITIONAL INFORMATION
                              DATED JUNE 2, 1997:


                       SSgA Life Solutions Balanced Fund
                        SSgA Life Solutions Growth Fund
                   SSgA Life Solutions Income and Growth Fund


Effective immediately, the "Trustees and Officers" section of the Statements of Additional Information is amended to reflect an increase in the total annual compensation paid by the Investment Company to the members of its Board of Trustees. The Trustees are not paid pension or retirement benefits as part of Investment Company expenses, but are compensated annually as follows:


===================================================
                                   Total Annual
                                   Compensation
                                  from Investment
Trustee                              Company
---------------------------------------------------

Lynn L. Anderson                        $0
William L. Marshall                  $55,500
Steven J. Mastrovich                 $55,500
Patrick J. Riley                     $55,500
Richard D. Shirk                     $55,500
Bruce D. Taber                       $55,500
Henry W. Todd                        $55,500

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